Note 14 - Major Customer (Details Textual) - People’s Republic of China government agency [member]	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Percentage of entity's revenue	28.00%	56.00%	13.00%
Percentage of entity's receivables	86.00%	89.00%	37.00%